DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				4 Months Ended		9 Months Ended
	May 27, 2022 USD ($) shares	Nov. 28, 2020 USD ($) $ / shares shares	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants				$ 8,900,000
Offering costs				12,528,579	$ 12,528,579
Underwriting commission				3,800,000	3,800,000	$ 3,800,000
Deferred underwriters fee				8,050,000	8,050,000	8,050,000
Other offering costs				678,579	678,579
Cash and cash equivalents				1,906,348	$ 1,906,348	$ 1,190,307
Payments for investment of cash in Trust Account				$ 232,300,000
Redemption limit percentage without prior consent				15.00%	15.00%
Redemption limit					100
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Maximum allowed dissolution expenses					$ 100,000
Cash held outside the trust account				$ 1,906,348	1,906,348
Minimum
Subsidiary, Sale of Stock [Line Items]
Tangible assets				5,000,001	5,000,001
Warrants
Subsidiary, Sale of Stock [Line Items]
Offering costs				$ 678,579	$ 678,579
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants | shares	2,300,000
Proceeds from sale of Private Placement Warrants	$ 2,300,000
Condition for future business combination use of proceeds percentage				80.00%	80.00%
Condition For Future Business Combination Threshold Percentage Ownership				50.00%	50.00%
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Offering costs				$ 11,850,000	$ 11,850,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			23,000,000
Shares Issued, Price Per Share | $ / shares				$ 10.10	$ 10.10	$ 10.10
Proceeds from issuance				$ 232,300,000
Private placement warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares		$ 1.00
Warrants | shares		8,900,000	8,900,000			8,900,000
Proceeds from sale of Private Placement Warrants		$ 8,900,000	$ 8,900,000			$ 8,900,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			3,000,000
Shares Issued, Price Per Share | $ / shares			$ 10.00
Proceeds from issuance			$ 230,000,000